INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of associates [abstract]
Schedule of reconciliation of the investment in Waterproof

The following table is a reconciliation of the investment in Waterproof as an equity investment:

	2020	2019	2018
	$	$	$
Balance, beginning of year	-	397,629	509,857
Share of profit (loss) of equity investment	-	195,726	(119,654)
Currency translation adjustment	-	(6,081)	7,426
Derecognition to investment in equity instruments (Note 11)	-	(587,274)	-

Balance, end of year	-	-	397,629

Schedule of statements of financial position and revenue, expenses and losses

The following table summarizes Waterproof’s revenue, expenses and losses for the comparative years:

2018
$
Revenue	4,999,395
Cost of sales	(3,951,861)
Expenses	(1,291,786)

Loss for the year	(244,252)